Fulfillment And delivery Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of fulfillment and delivery expenses

	2020	2019	2018
Employee-related cost	8,417	6,029	3,632
Outsourcing services	5,103	1,889	535
Delivery fees	3,909	1,783	844
Depreciation and amortization	3,690	1,643	337
Transportation services and vehicle maintenance	3,367	2,097	897
Fees for cash collection	2,795	1,447	789
Premises maintenance and packaging costs	1,589	1,032	530
Share-based compensation expense (reversal)	53	19	(18)
Premises rental	—	—	416
Other fulfillment and delivery expenses	1,753	869	270

	30,676	16,808	8,232